Business Segment and Disaggregation of Revenue (Restatement) - Schedule of Revenues Earned from External Customers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenues Earned from External Customers [Line Items
Revenues earned from external customers	$ 10,478,550	$ 8,570,070	$ 7,487,564
Subscription income from satellite connection service [Member]
Schedule of Revenues Earned from External Customers [Line Items
Revenues earned from external customers	4,408,157	3,678,354	3,605,177
Sales and lease of satellite network equipment and device [Member]
Schedule of Revenues Earned from External Customers [Line Items
Revenues earned from external customers	2,250,024	1,933,744	1,381,085
Subscription income from Jarviss [Member]
Schedule of Revenues Earned from External Customers [Line Items
Revenues earned from external customers	503,586	369,179	84,770
Revenue from IT support services [Member]
Schedule of Revenues Earned from External Customers [Line Items
Revenues earned from external customers	3,194,055	2,418,470	2,133,923
Revenue from shipboard support services [Member]
Schedule of Revenues Earned from External Customers [Line Items
Revenues earned from external customers	$ 122,728	$ 170,323	$ 282,609